Note 8 - Prepayments and Other (Details) - Prepayments and Other - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepayments and Other [Abstract]
Prepaid expenses	$ 305	$ 293
Guarantees	110	399
Advances to various creditors	20	42
Other receivables		94
Total	$ 435	$ 828